Business combinations and asset acquisitions, Measurement of CVRs (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Site Country	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Measurement of CVRs [Abstract]
Non-cash contingent value rights gain / (loss)	$ (41,525,000)	$ 12,004,000	$ 1,511,000
Aegerion Pharmaceuticals [Member]
Measurement of CVRs [Abstract]
Carrying value of CVRs	$ 19,892,000	61,417,000
Number of days for the application to be applied	67 days
Number of sites in which phase 3 trial conducted in patients | Site	58
Number of countries in which phase 3 trial conducted in patients | Country	28
Non-cash contingent value rights gain / (loss)	$ 41,525,000	$ (12,004,000)	$ (1,511,000)
Aegerion Pharmaceuticals [Member] | Bottom of Range [Member]
Measurement of CVRs [Abstract]
Discount rates used in calculation of present value of estimated contractual cash flows	10.00%
Aegerion Pharmaceuticals [Member] | Top of Range [Member]
Measurement of CVRs [Abstract]
Discount rates used in calculation of present value of estimated contractual cash flows	16.50%
Aegerion Pharmaceuticals [Member] | FDA [Member]
Measurement of CVRs [Abstract]
Estimated percentage of approval	60.00%	89.00%
Aegerion Pharmaceuticals [Member] | EMA [Member]
Measurement of CVRs [Abstract]
Estimated percentage of approval	100.00%	89.00%